STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Net investment income:
Interest and dividends	$ 532,397
Net increase in fair value of investments	4,489,769
Net investment income	5,022,166
Contributions:
Participant contributions	885,867
Rollover contributions	76,063
Employer contributions	324,569
Total contributions	1,286,499
Interest income on participant loans	10,926
Total additions	6,319,591
DEDUCTIONS
Benefits paid to participants	1,423,378
Administrative expenses	375
Total deductions	1,423,753
NET INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	4,895,838
NET ASSETS AVAILABLE FOR BENEFITS
Beginning of year	33,868,148
End of year	$ 38,763,986